Interest Rate Swap (Tables)	12 Months Ended
Dec. 31, 2014
Interest Rate Swap [Abstract]
Fair Value Of Derivative Instrument

	Fair Values of Derivative Instruments
	Asset (Liability) Derivatives
		December 31,	December 31,
	Balance Sheet Location	2014	2013
Derivatives designated as hedging instruments:
Interest rate swaps	Other assets	$222	$899
Interest rate swaps	Accrued expenses	(2,567)	(2,575)
		$(2,345)	$(1,676)

Effect Of Derivative Instrument On The Accompanying Consolidated Statements Of Operations

	Year Ended December 31,
	2014	2013	2012
Derivatives in Cash Flow Hedging Relationships
Gain/ (loss) related to effective portion of derivative recognized in other comprehensive loss	$(3,255)	$(1,559)	$8,194
Gain/ (loss) related to effective portion of derivative reclassified from accumulated other comprehensive loss to interest expense	$(2,587)	$(2,586)	$(2,373)